Equity reserves	12 Months Ended
Dec. 31, 2022
Equity reserves
Equity reserves	10. Equity reserves

Warrants

The following summarizes the warrant activity for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	251,762	3.00	272,341	3.00
Granted	3,600,000	4.50	-	-
Exercised	(226,234)	3.00	(20,579)	3.00
Expired	(25,528)	3.00	-	-

Outstanding, end of year	3,600,000	4.50	251,762	3.00

Exercisable, end of year	3,600,000	4.50	251,762	3.00

The following table summarizes information of warrants outstanding and exercisable as at December 31, 2022:

Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	3,600,000	4.50	1.23

	3,600,000	4.50	1.23

See Note 11 for additional warrants classified under other liabilities.

The Company used the BSM to estimate the grant date fair value of warrants issued during the period using the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Expected stock price volatility	46%	N/A
Risk-free interest rate	2.53%	N/A
Expected life	1.83 years	N/A
Grant date share price	$2.41	N/A
Expected forfeiture rate	-	N/A
Expected dividend yield	-	N/A

Options

The Company maintains an omnibus long-term incentive plan dated May 19, 2020 (the “Plan”) whereby certain key employees, officers, directors and consultants may be granted options to acquire common shares of the Company. The maximum number of common shares that are issuable under the Plan is fixed at 20% of the number of common shares issued and outstanding as of May 19, 2020. As at December 31, 2022, the maximum number of common shares that are issuable under the Plan is 6,413,750. The exercise price and vesting terms are determined by the Board of Directors.

The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	$
Outstanding, beginning of year	799,826	3.25	6,000	3.50
Granted	804,158	4.16	819,826	3.27
Expired	-	-	(26,000)	3.88

Outstanding, end of year	1,603,984	3.71	799,826	3.25

Exercisable, end of year	800,907	3.48	199,957	3.25

The following table summarizes information of stock options outstanding as at December 31, 2022:

		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	799,826	3.50	599,871	3.50
March 9, 2027	4.16	804,158	4.19	201,040	4.19

		1,603,984	3.84	800,911	3.67

The Company used the BSM to estimate the grant date fair value of stock options issued during the year using the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Expected stock price volatility	35%	36%
Risk-free interest rate	1.65%	0.96%
Expected life	5 years	4.91 years
Grant date share price	$3.09	$1.97
Expected forfeiture rate	-	-
Expected dividend yield	-	-

During the year ended December 31, 2022, 804,158 stock options were granted and vest in 25% increments on each of September 9, 2022, March 9, 2023, September 9, 2023 and March 9, 2024.

In making assumptions for expected volatility, the Company used the industry average as sufficient historical data was not available for the Company’s stock price.

Restricted Share Unit Plan

The Plan provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable RSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to issue cash or equity settle the vested RSUs. The RSUs issued were treated as equity-settled instruments and measured at the grant date fair value because the Company does not have a present obligation to settle the issued RSUs in cash.

During the year ended December 31, 2022, 263,548 RSUs were granted and vest in 25% increments on each of September 9, 2022, March 9, 2023, September 9, 2023 and March 9, 2024.

The share-based compensation expense related to the RSUs will be recorded over the vesting period.

The following summarizes the RSU activity for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	581,696	2.13	2,124,906	2.04
Granted	263,548	3.01	292,842	2.16
Exercised	(230,200)	2.13	(1,836,052)	2.03

Outstanding, end of year	615,044	2.56	581,696	2.13

Vested, end of year	205,775	2.37	36,403	2.14